LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2021	Apr. 19, 2021
Subsequent Event [Line Items]
Loss from operations	$ 3,555,263	$ 461,588	$ 18,609,919	$ 1,280,577	$ 2,752,076	$ 8,432,005
Negative cash flows from operations			1,555,530	$ 869,084	1,964,265	6,918,734
Outstanding debt and other liabilities	14,700,000		14,700,000		14,700,000
Debtor-in-Possession Financing, Amount Arranged	1,189,413		1,189,413		1,189,413
Proceeds from debt financings			3,848,548		3,848,548
Proceeds from additional Issuance of debt			2,100,000		3,500,000
Accrued interest					1,226,901
DIP Costs					650,000
Cash	$ 1,759,080		$ 1,759,080		$ 3,064,610	$ 1,664
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash							$ 1,586,414	$ 2,455,935